Note receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Note receivable
Note receivable, current portion	$ 16,098,885	$ 31,005,260
Note receivable, non-current portion	19,676,415	28,620,240
Total	$ 35,775,300	$ 59,625,500